Other current liabilities - Summary of warrant liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current liabilities
Total warrant liabilities	€ 1,223	€ 4,041
Public warrant
Other current liabilities
Total warrant liabilities	791	2,612
Private placement warrant
Other current liabilities
Total warrant liabilities	€ 432	€ 1,429